Notes to the interim condensed consolidated statement of financial position - Credit facility agreement with the European Investment Bank (Details) € in Thousands				6 Months Ended
	Jan. 18, 2024 EUR (€)	Dec. 08, 2022	May 16, 2022 EUR (€) tranche	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Financial debt
Financial liabilities, at fair value				€ 250,222	€ 248,272
Finance contract with EIB
Financial debt
Notional amount			€ 50,000
Number of equal tranches | tranche			2
Notional amount per tranche			€ 25,000
Capitalized interest				5,300
EIB Tranche A 2022
Financial debt
Interest rate		8.00%
Maturity term after the disbursement of the tranche		4 years
EIB Tranche A 2022 | Financial liabilities at amortized cost
Financial debt
Notional amount				25,000
Borrowing costs				100
Borrowings				€ 25,700	22,900
Borrowings, effective interest rate				21.90%
Financial liabilities, at fair value				€ 25,600
Actualization rate				21.80%
EIB Tranche B 2024 | Drawdown of borrowings
Financial debt
Interest rate	7.00%
Maturity term after the disbursement of the tranche	3 years
EIB Tranche B 2024 | Financial liabilities at amortized cost
Financial debt
Notional amount	€ 25,000
Borrowing costs	€ 100
Borrowings				€ 20,000	€ 17,200
Borrowings, effective interest rate				32.70%
Financial liabilities, at fair value				€ 19,900
Actualization rate				31.90%